INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Current Taxes	$ (72,538)	$ (77,470)
Deferred Taxes	0	0
Income Taxes Expense (Benefit)	$ (72,538)	$ (77,470)